INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 6,444
Intangible assets and goodwill, ending balance	$ 6,340	$ 6,444
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	7 years
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	40 years
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 6,820	4,744
Additions and other	22	13
Acquisition (Note 7)		2,078
Foreign exchange adjustments	(18)	(15)
Intangible assets and goodwill, ending balance	6,824	6,820
Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(376)	(335)
Amortization	108	41
Intangible assets and goodwill, ending balance	(484)	(376)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,699
Intangible assets and goodwill, ending balance	4,694	4,699
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,699	3,878
Additions and other	0	0
Acquisition (Note 7)		824
Foreign exchange adjustments	(5)	(3)
Intangible assets and goodwill, ending balance	4,694	4,699
Goodwill | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Purchase and Sale Contracts and Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	66
Intangible assets and goodwill, ending balance	81	66
Purchase and Sale Contracts and Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	240	227
Additions and other	22	13
Acquisition (Note 7)		0
Foreign exchange adjustments	(1)	0
Intangible assets and goodwill, ending balance	261	240
Purchase and Sale Contracts and Other | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(174)	(164)
Amortization	6	10
Intangible assets and goodwill, ending balance	(180)	(174)
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,679
Intangible assets and goodwill, ending balance	1,565	1,679
Customer Relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,881	639
Additions and other	0	0
Acquisition (Note 7)		1,254
Foreign exchange adjustments	(12)	(12)
Intangible assets and goodwill, ending balance	1,869	1,881
Customer Relationships | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(202)	(171)
Amortization	102	31
Intangible assets and goodwill, ending balance	(304)	(202)
Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,745
Intangible assets and goodwill, ending balance	1,646	1,745
Intangible Assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,121	866
Additions and other	22	13
Acquisition (Note 7)		1,254
Foreign exchange adjustments	(13)	(12)
Intangible assets and goodwill, ending balance	2,130	2,121
Intangible Assets | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(376)	(335)
Amortization	108	41
Intangible assets and goodwill, ending balance	$ (484)	$ (376)